RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3: RELATED PARTY TRANSACTIONS

As of September 30, 2013 and December 31, 2012, short-term related party payables totaled $91,250 and $829,418, respectively.

As of September 30, 2013 and December 31, 2012, there were long-term related party loans of $0 and $10,000, respectively, for services performed by related parties.

As of September 30, 2013 and December 31, 2012, there were outstanding receivables of $88,125 and $16,125, respectively, for services performed for related parties.

For the three and nine months ended September 30, 2013 and 2012, there were revenues earned of $39,325 and $750 and $57,375 and $2,250, respectively, for services performed for related parties.

NOTE 7: RELATED PARTY TRANSACTIONS

Related Party Debt

During the year ended December 31, 2011, the Company entered into several promissory notes with one of its officers. The promissory notes total $1,084,224, bore interest at 15% and were due before the end of August 2011.

On August 30, 2011, the Company and the officer entered into a modified promissory note agreement in which the nine promissory notes (the “Notes”) totaling $1,084,224 were modified into one promissory note of $1,084,224 (the “Modified Note”). Any interest accrued on the Notes prior to the modification were adjusted and recalculated at a rate of 7% per annum. Any penalties assessed on the Notes prior to August 30, 2011 were waived. Interest was accrued at a rate of 7% per annum commencing August 31, 2011. The term of the Modified Note extends to August 31, 2013. The Modified Note is convertible into common stock of the Company at a conversion price of $0.25 per share by August 31, 2013.

The Company analyzed the convertible notes for derivative accounting consideration under FASB ASC 815-15 and FASB ASC 815-40. The Company determined the embedded conversion option in the convertible notes met the criteria for classification in stockholders equity under ASC 815-15 and ASC 815-40 “Derivatives and Hedging”.  In addition, the Company determined that the convertible notes did not contain a beneficial conversion feature under FASB ASC 470-20 “Debt with Conversion and Other Options”.

The Company also analyzed the modification of the term under ASC 470-60 “Trouble Debt Restructurings”. The Company is experiencing financial difficulty and the creditor has a granted a concession under the Modified Note terms. The Company concluded the modification should be accounted under ASC 470-60 “Trouble Debt Restructurings”. The total future cash payments specified by the new terms is $1,242,340, which was less than the carrying amount of the promissory note of $1,364,274 (including accrued interest and penalties) prior to the modification.  Accordingly, the Company has reduced the carrying amount to an amount equal to the future cash payments and the difference of $121,934 was recognized as a related party gain on troubled debt restructuring in additional paid in capital during the year ended December 31, 2011.

Subsequent to the restructuring of debt, an additional $3,500 was loaned to the Company on December 16, 2011, which amount is interest free and payable upon demand. No payments of principal or interest were made during the year ended December 31, 2011.

On August 31, 2012, the officer paid $50,000 of the Company’s accounts payable.  As a result, the Company issued the officer a Convertible Promissory Note, which is payable within two years, accrues interest at 8% per annum, and is convertible into common stock of the Company at a price of $0.25 per share.

On November 27, 2012 and December 12, 2012, the officer loaned the Company $2,500 and $10,000, respectively. As a result, the Company issued the officer a Convertible Promissory Note, which is payable within two years, accrues interest at 8% per annum, and is convertible into common stock of the Company at a price of $0.25 per share.

The Company analyzed the convertible notes for derivative accounting consideration under FASB ASC 815-15 and FASB ASC 815-40. The Company determined the embedded conversion option in the convertible notes met the criteria for classification in stockholders equity under ASC 815-15 and ASC 815-40 “Derivatives and Hedging”.  In addition, the Company determined that the convertible notes did not contain a beneficial conversion feature under FASB ASC 470-20 “Debt with Conversion and Other Options.”

On December 5, 2012, the Company received a Notice to Convert from its president, Mr. Nathaniel Bradley, in which Mr. Bradley requested that 100% of his debt be converted into the Company’s common stock at a price of $0.25 per share.  As a result, the debt in the amount of $1,296,715, which includes accrued interest in the amount of $875, was converted into 5,186,860 shares of the Company’s common stock, and the related Promissory Note was deemed paid in full. Accrued interest in the amount of $84,581 was considered forgiven due to this conversion.

As of December 31, 2012 and 2011, Related Party Loans totaled $10,000 and $1,245,840, respectively.

Transactions with AEAC (affiliate)

As noted in Note 1, on August 17, 2012, AEAC acquired 80% of the Company’s common stock from CMG.  In conjunction with the transaction, the Company assumed a $425,000 convertible loan on behalf of AEAC.  See footnote 8 for more information.  As a result, a $425,000 receivable from AEAC was recorded on the same date.

During the year ended December 31, 2012, the Company received net advances from AEAC of $251,600.  The loans bear no interest, and are payable upon demand.  As of December 31, 2012 and 2011, there were amounts due from AEAC of $173,400 and $0, respectively.

During 2012, AEAC paid $20,000 of the Company’s accounts payable and forgave the debt. This amount has been recorded into Paid in Capital.

Other Transactions

As of December 31, 2012 and 2011, there were Related Party Payables of $829,418 and $398,270, respectively, for services performed by related parties.

As of December 31, 2012 and 2011, there were outstanding receivables of $16,125 and $13,125, respectively, for services performed for related parties.

For the years ended December 31, 2012 and 2011, there were revenues earned of $3,000 and $12,500, respectively, for services performed for related parties.